Note 15 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Voyage and Vessel Operating Expenses [Text Block]
15.	Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are as follows:

Voyage Expenses	Year Ended December 31,
	2014	2015	2016
Port charges	15	27	-
Bunkers	-	27	20
Commissions	98	316	716
Total	113	370	736

Vessel Operating Expenses	Year Ended December 31,
	2014	2015	2016
Crew wages and related costs	744	3,090	6,885
Insurance	52	268	542
Repairs and maintenance	106	297	520
Spares and consumable stores	247	1,109	1,923
Registration and tonnage taxes (Note 17)	(6)	25	43
Total	1,143	4,789	9,913